SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Summary of the Company's restricted shares award ("RSUs") issued under 2011 Plan

	Number of	Weighted average grant
	ordinary shares	date fair value
		(US$)

Outstanding, January 1, 2017	7,901,127	0.46
Expected to vest at January 1, 2017	7,901,127	0.46

Granted	16,813,344	0.07
Vested	(20,555,835)	0.16
Forfeited	(1,935,168)	0.45

Outstanding, December 31, 2017	2,223,468	0.14
Expected to vest at December 31, 2017	2,223,468	0.14

Granted	480,000	0.07
Vested	(1,503,212)	0.35
Forfeited	(560,256)	0.43

Outstanding, December 31, 2018	640,000	0.07

Expected to vest at December 31, 2018	640,000	0.07

Schedule of total compensation expense relating to all options and RSUs recognized

	For the years ended December 31,
	2016	2017	2018
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	5,961	490	551	80
Sales and marketing expenses	2,753	254	220	32
General and administration expenses	72,483	9,630	2,262	329
Research and development expenses	3,828	562	1,124	163
	85,025	10,936	4,157	604

Employees
SHARE-BASED COMPENSATION
Summary of entity's share option activity

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	Exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2017	10,938,077	0.25	4.59	76
Vested and expected to vest at January 1, 2017	10,938,077	0.25	4.59	76

Granted	15,080,000	0.07	—	—
Forfeited	(904,720)	0.27	—	—

Outstanding, December 31, 2017	25,113,357	0.14	7.26	586

Vested and expected to vest at December 31, 2017	25,113,357	0.14	7.26	586

Exercisable at December 31, 2017	16,918,975	0.22	6.14	312

Granted	17,600,000	0.06	—	—
Exercised	(1,096,896)	0.08	—	—
Forfeited	(4,247,232)	0.06	—	—

Outstanding, December 31, 2018	37,369,229	0.11	7.81	2

Vested and expected to vest at December 31, 2018	37,369,229	0.11	7.81	2

Exercisable at December 31, 2018	16,222,688	0.17	5.93	2

Schedule of assumptions used in calculation of estimated fair value of the options

2018

Suboptimal exercise factor	2.2-2.8
Risk-free interest rates	2.78%
Expected volatility	88%
Expected dividend yield	0%
Weighted average fair value of share option	0.0469